Indebtedness (Details) - Schedule of short-term and long-term portions of deferred financing costs, prepayment options and loss on repayment - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Short-term and Long-term Portions of Deferred Financing Costs, Prepayment Options and Loss on Repayment [Abstract]
Short-term deferred financing costs
Long-term deferred financing costs	21,470	27,431
Deferred financing cost	21,470	27,431
Short-term prepayment options
Long-term prepayment options	(16,832)	(23,448)
Prepayment option	(16,832)	(23,448)
Short-term loss on repayment
Long-term loss on repayment	(1,568)	(1,923)
Loss on repayment	(1,568)	(1,923)
Deferred financing costs, prepayment options and loss on repayment	$ 3,070	$ 2,060